Property, equipment and right of the use assets - Changes in right of use maintenance balances (Detail)	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	R$ 1,842,239,000
Balance, end of period	1,968,840,000
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Acquisitions	1,262,152,000
Disposals/Write-offs	(273,040,000)
Transfers	(29,103,000)
Balance, end of period	3,460,785,000
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations	(221,654,000)
Disposals/Write-offs	75,422,000
Balance, end of period	(1,491,945,000)
Right of Use Asset Maintainance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	632,900,000
Balance, end of period	497,391,000
Right of Use Asset Maintainance [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	923,517,000
Acquisitions	534,502,000
Disposals/Write-offs	(88,102,000)
Transfers	5,008,000
Balance, end of period	1,374,925,000
Right of Use Asset Maintainance [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(290,617)
Depreciations	(304,356,000)
Disposals/Write-offs	45,104,000
Balance, end of period	(877,534,000)
Impairment loss	(327,665,000)
Right of Use Asset Maintainance [Member] | Checks [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	73,977,000
Balance, end of period	48,190,000
Right of Use Asset Maintainance [Member] | Checks [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	143,866,000
Acquisitions	63,493,000
Disposals/Write-offs	(9,971,000)
Transfers	4,324,000
Balance, end of period	201,712,000
Right of Use Asset Maintainance [Member] | Checks [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(69,889)
Depreciations	(49,313,000)
Disposals/Write-offs	3,101,000
Balance, end of period	(153,522,000)
Impairment loss	(37,421,000)
Right of Use Asset Maintainance [Member] | Checks In Progress [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, end of period	23,662,000
Right of Use Asset Maintainance [Member] | Checks In Progress [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Acquisitions	45,527,000
Disposals/Write-offs	(10,546,000)
Transfers	(11,319,000)
Balance, end of period	23,662,000
Right of Use Asset Maintainance [Member] | Engines Maintenance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	558,923,000
Balance, end of period	425,539,000
Right of Use Asset Maintainance [Member] | Engines Maintenance [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	779,651,000
Acquisitions	425,482,000
Disposals/Write-offs	(67,585,000)
Transfers	12,003,000
Balance, end of period	1,149,551,000
Right of Use Asset Maintainance [Member] | Engines Maintenance [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance, beginning of period	(220,728)
Depreciations	(255,043,000)
Disposals/Write-offs	42,003,000
Balance, end of period	(724,012,000)
Impairment loss	R$ (290,244,000)